INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Impairment	$ (1,056,716)	$ 0	$ 0
Master lease agreements [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment	(1,055,094)
Master lease agreements [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,982,354	1,982,354
Impairment	(1,982,354)
Ending Balance	0	1,982,354	1,982,354
Master lease agreements [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(624,696)	(379,926)
Additions	302,564	245,070
Impairment	(927,260)
Ending Balance	0	(624,696)	$ (379,926)
Master lease agreements [Member] | Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,357,658
Ending Balance	$ 0	$ 1,357,658